Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Deposits [line Items]
Payable after notice	$ 185,753
Deposits	767,993	$ 797,690	$ 733,390
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	236,927	276,250	250,886
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	22,342	22,257	21,021
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	21,841	19,956	21,039
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	84,177	89,951	83,837
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 150	$ 133	$ 137